ACCOUNT RECEIVABLES - THIRD PARTIES, NET - Movement (Details) - Nonrelated Party $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Movement of the allowance for credit losses
Balance as of December 31, 2022	$ 0
Provisions	374
Foreign currency translation adjustment	8
Balance as of December 31, 2023	383
Adjustment | ASC 326
Movement of the allowance for credit losses
Balance as of December 31, 2022	1
Adjusted balance
Movement of the allowance for credit losses
Balance as of December 31, 2022	$ 1